Federal Income Taxes (Federal Income Tax Asset (Liability)) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Federal income tax asset (liability) [Abstract]
Current	$ 353	$ 382
Deferred	734	(3,941)
Total federal income tax asset (liability)	$ 1,087	$ (3,559)